Schedule of Basic and Diluted Earnings per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Watsco, Inc. shareholders	$ 24,072		$ 54,461		$ 56,101		$ 16,753		$ 17,321		$ 45,699		$ 51,318		$ 13,385		$ 151,387		$ 127,723		$ 103,334
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock																	11,444		9,064		17,656
Earnings allocated to Watsco, Inc. shareholders - basic																	139,943		118,659		85,678
Weighted-average common shares outstanding - Basic																	32,308,073		32,195,598		31,680,187
Basic earnings per share for Common and Class B common stock	$ 0.69	[1]	$ 1.56	[1]	$ 1.60	[1]	$ 0.48	[1]	$ 0.50	[1]	$ 1.32	[1]	$ 1.48	[1]	$ 0.39	[1]	$ 4.33	[1]	$ 3.69	[1]	$ 2.70
Net income attributable to Watsco, Inc. shareholders	24,072		54,461		56,101		16,753		17,321		45,699		51,318		13,385		151,387		127,723		103,334
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock																	11,435		9,053		17,656
Earnings allocated to Watsco, Inc. shareholders - diluted																	139,952		118,670		85,678
Weighted-average common shares outstanding - Basic																	32,308,073		32,195,598		31,680,187
Effect of dilutive stock options																	50,781		62,470		64,212
Weighted-average common shares outstanding - Diluted																	32,358,854		32,258,068		31,744,399
Diluted earnings per share for Common and Class B common stock	$ 0.69	[1]	$ 1.56	[1]	$ 1.60	[1]	$ 0.48	[1]	$ 0.50	[1]	$ 1.32	[1]	$ 1.48	[1]	$ 0.39	[1]	$ 4.32	[1]	$ 3.68	[1]	$ 2.70
Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	128,214		108,690		78,359
Class B Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Earnings allocated to Watsco, Inc. shareholders - basic																	$ 11,729		$ 9,969		$ 7,319

[1]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.